GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,066,277	Great-West Core Bond Fund Institutional Class(a)	$ 50,966,748
7,045,922	Great-West Global Bond Fund Institutional Class(a)	60,594,930
4,417,649	Great-West High Yield Bond Fund Institutional Class(a)	37,108,253
3,526,093	Great-West Inflation-Protected Securities Fund Institutional Class(a)	34,167,838
7,483,016	Great-West Multi-Sector Bond Fund Institutional Class(a)	66,898,163
6,880,546	Great-West Short Duration Bond Fund Institutional Class(a)	66,259,657
4,939,638	Great-West U.S. Government Securities Fund Institutional Class(a)	49,890,349

TOTAL BOND MUTUAL FUNDS — 46.89% (Cost $376,790,396)		$365,885,938
EQUITY MUTUAL FUNDS
1,991,090	Great-West Emerging Markets Equity Fund Institutional Class(a)	14,335,850
1,923,459	Great-West International Growth Fund Institutional Class(a)	14,791,401
5,676,494	Great-West International Value Fund Institutional Class(a)	36,783,680
1,622,511	Great-West Invesco Small Cap Value Fund Institutional Class(a)	9,313,210
2,349,161	Great-West Large Cap Growth Fund Institutional Class(a)	20,437,696
9,469,612	Great-West Large Cap Value Fund Institutional Class(a)	51,230,600
Shares		Fair Value
Equity Mutual Funds — (continued)
1,775,236	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	$ 9,248,979
4,818,844	Great-West Mid Cap Value Fund Institutional Class(a)	29,587,704
6,389,885	Great-West Real Estate Index Fund Institutional Class(a)	42,301,042
916,852	Great-West Small Cap Growth Fund Institutional Class(a)	7,380,658
1,838,567	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,711,674

TOTAL EQUITY MUTUAL FUNDS — 31.67% (Cost $307,128,278)		$247,122,494
Account Balance
FIXED INTEREST CONTRACT
167,657,004(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	167,657,004

TOTAL FIXED INTEREST CONTRACT — 21.49% (Cost $167,657,004)		$167,657,004
TOTAL INVESTMENTS — 100.05% (Cost $851,575,678)		$780,665,436
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(367,936)
TOTAL NET ASSETS — 100.00%		$780,297,500

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,266,668	Great-West Core Bond Fund Institutional Class(a)	$ 22,802,680
3,147,401	Great-West Global Bond Fund Institutional Class(a)	27,067,648
1,964,961	Great-West High Yield Bond Fund Institutional Class(a)	16,505,672
1,578,778	Great-West Inflation-Protected Securities Fund Institutional Class(a)	15,298,362
3,336,203	Great-West Multi-Sector Bond Fund Institutional Class(a)	29,825,652
1,114,068	Great-West Short Duration Bond Fund Institutional Class(a)	10,728,476
2,214,578	Great-West U.S. Government Securities Fund Institutional Class(a)	22,367,233

TOTAL BOND MUTUAL FUNDS — 32.23% (Cost $149,331,039)		$144,595,723
EQUITY MUTUAL FUNDS
1,826,471	Great-West Emerging Markets Equity Fund Institutional Class(a)	13,150,588
1,771,325	Great-West International Growth Fund Institutional Class(a)	13,621,489
5,238,434	Great-West International Value Fund Institutional Class(a)	33,945,052
1,500,521	Great-West Invesco Small Cap Value Fund Institutional Class(a)	8,612,988
2,172,847	Great-West Large Cap Growth Fund Institutional Class(a)	18,903,769
8,728,593	Great-West Large Cap Value Fund Institutional Class(a)	47,221,690
Shares		Fair Value
Equity Mutual Funds — (continued)
1,637,926	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	$ 8,533,597
4,465,383	Great-West Mid Cap Value Fund Institutional Class(a)	27,417,452
3,292,915	Great-West Real Estate Index Fund Institutional Class(a)	21,799,097
856,027	Great-West Small Cap Growth Fund Institutional Class(a)	6,891,019
1,697,720	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,814,478

TOTAL EQUITY MUTUAL FUNDS — 47.01% (Cost $268,420,657)		$210,911,219
Account Balance
FIXED INTEREST CONTRACT
93,343,138(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	93,343,138

TOTAL FIXED INTEREST CONTRACT — 20.81% (Cost $93,343,138)		$93,343,138
TOTAL INVESTMENTS — 100.05% (Cost $511,094,834)		$448,850,080
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(213,802)
TOTAL NET ASSETS — 100.00%		$448,636,278

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,927,966	Great-West Core Bond Fund Institutional Class(a)	$ 49,575,337
6,845,516	Great-West Global Bond Fund Institutional Class(a)	58,871,436
4,298,186	Great-West High Yield Bond Fund Institutional Class(a)	36,104,765
3,419,534	Great-West Inflation-Protected Securities Fund Institutional Class(a)	33,135,282
7,260,141	Great-West Multi-Sector Bond Fund Institutional Class(a)	64,905,665
2,402,881	Great-West Short Duration Bond Fund Institutional Class(a)	23,139,740
4,797,847	Great-West U.S. Government Securities Fund Institutional Class(a)	48,458,254

TOTAL BOND MUTUAL FUNDS — 23.09% (Cost $323,963,873)		$314,190,479
EQUITY MUTUAL FUNDS
7,621,922	Great-West Emerging Markets Equity Fund Institutional Class(a)	54,877,837
7,377,149	Great-West International Growth Fund Institutional Class(a)	56,730,277
21,772,337	Great-West International Value Fund Institutional Class(a)	141,084,746
6,219,133	Great-West Invesco Small Cap Value Fund Institutional Class(a)	35,697,821
9,016,813	Great-West Large Cap Growth Fund Institutional Class(a)	78,446,279
Shares		Fair Value
Equity Mutual Funds — (continued)
36,365,216	Great-West Large Cap Value Fund Institutional Class(a)	$ 196,735,817
6,798,720	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	35,421,333
18,584,445	Great-West Mid Cap Value Fund Institutional Class(a)	114,108,492
8,814,405	Great-West Real Estate Index Fund Institutional Class(a)	58,351,359
3,536,913	Great-West Small Cap Growth Fund Institutional Class(a)	28,472,147
7,069,767	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	45,034,418

TOTAL EQUITY MUTUAL FUNDS — 62.09% (Cost $1,090,969,229)		$844,960,526
Account Balance
FIXED INTEREST CONTRACT
202,220,443(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	202,220,443

TOTAL FIXED INTEREST CONTRACT — 14.86% (Cost $202,220,443)		$202,220,443
TOTAL INVESTMENTS — 100.04% (Cost $1,617,153,545)		$1,361,371,448
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(595,988)
TOTAL NET ASSETS — 100.00%		$1,360,775,460

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,369,362	Great-West Core Bond Fund Institutional Class(a)	$ 13,775,783
1,903,784	Great-West Global Bond Fund Institutional Class(a)	16,372,546
1,193,159	Great-West High Yield Bond Fund Institutional Class(a)	10,022,533
955,337	Great-West Inflation-Protected Securities Fund Institutional Class(a)	9,257,215
2,022,455	Great-West Multi-Sector Bond Fund Institutional Class(a)	18,080,747
1,686,084	Great-West Short Duration Bond Fund Institutional Class(a)	16,236,988
1,337,170	Great-West U.S. Government Securities Fund Institutional Class(a)	13,505,412

TOTAL BOND MUTUAL FUNDS — 17.25% (Cost $100,290,292)		$97,251,224
EQUITY MUTUAL FUNDS
3,877,146	Great-West Emerging Markets Equity Fund Institutional Class(a)	27,915,455
3,746,077	Great-West International Growth Fund Institutional Class(a)	28,807,334
11,046,518	Great-West International Value Fund Institutional Class(a)	71,581,440
3,152,668	Great-West Invesco Small Cap Value Fund Institutional Class(a)	18,096,315
4,575,741	Great-West Large Cap Growth Fund Institutional Class(a)	39,808,948
18,430,625	Great-West Large Cap Value Fund Institutional Class(a)	99,709,680
Shares		Fair Value
Equity Mutual Funds — (continued)
3,445,315	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	$ 17,950,089
9,428,446	Great-West Mid Cap Value Fund Institutional Class(a)	57,890,661
3,149,149	Great-West Real Estate Index Fund Institutional Class(a)	20,847,365
1,794,306	Great-West Small Cap Growth Fund Institutional Class(a)	14,444,161
3,585,580	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	22,840,142

TOTAL EQUITY MUTUAL FUNDS — 74.46% (Cost $554,244,289)		$419,891,590
Account Balance
FIXED INTEREST CONTRACT
47,027,781(b)	Great-West Life & Annuity Contract(a) 1.50%(c)	47,027,781

TOTAL FIXED INTEREST CONTRACT — 8.34% (Cost $47,027,781)		$47,027,781
TOTAL INVESTMENTS — 100.05% (Cost $701,562,362)		$564,170,595
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$(256,363)
TOTAL NET ASSETS — 100.00%		$563,914,232

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
4,768,918	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 34,336,208
4,567,260	Great-West International Growth Fund Institutional Class(a)	35,122,228
13,547,908	Great-West International Value Fund Institutional Class(a)	87,790,443
3,773,043	Great-West Invesco Small Cap Value Fund Institutional Class(a)	21,657,266
5,585,729	Great-West Large Cap Growth Fund Institutional Class(a)	48,595,847
22,481,581	Great-West Large Cap Value Fund Institutional Class(a)	121,625,355
4,164,087	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	21,694,891
11,296,419	Great-West Mid Cap Value Fund Institutional Class(a)	69,360,013
Shares		Fair Value
Equity Mutual Funds — (continued)
2,294,780	Great-West Real Estate Index Fund Institutional Class(a)	$ 15,191,446
2,161,552	Great-West Small Cap Growth Fund Institutional Class(a)	17,400,492
4,360,118	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,773,950

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $673,767,665)		$500,548,139
TOTAL INVESTMENTS — 100.04% (Cost $673,767,665)		$500,548,139
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(208,397)
TOTAL NET ASSETS — 100.00%		$500,339,742

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 31, 2020

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2020, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,066,277	$58,651,397	$1,666,340	$9,099,694	$242,460	$(251,295)	$369,882	$50,966,748	6.53%
Great-West Global Bond Fund Institutional Class	7,045,922	78,191,462	2,736,074	17,695,660	(180,122)	(2,636,946)	-	60,594,930	7.77
Great-West High Yield Bond Fund Institutional Class	4,417,649	38,125,314	4,556,801	773,229	(6,825)	(4,800,633)	-	37,108,253	4.76
Great-West Inflation-Protected Securities Fund Institutional Class	3,526,093	39,379,232	1,074,851	5,763,582	(221,422)	(522,663)	-	34,167,838	4.38
Great-West Multi-Sector Bond Fund Institutional Class	7,483,016	77,807,670	1,594,538	6,858,898	(3,403)	(5,645,147)	-	66,898,163	8.57
Great-West Short Duration Bond Fund Institutional Class	6,880,546	57,389,501	19,183,545	8,149,384	(335,431)	(2,164,005)	454,008	66,259,657	8.49
Great-West U.S. Government Securities Fund Institutional Class	4,939,638	58,652,523	1,847,802	13,139,629	18,636	2,529,653	288,521	49,890,349	6.39
					(486,107)	(13,491,036)	1,112,411	365,885,938	46.89
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,991,090	13,438,501	5,366,865	987,248	(142,184)	(3,482,268)	-	14,335,850	1.84
Great-West International Growth Fund Institutional Class	1,923,459	15,235,092	3,160,773	946,353	21,370	(2,658,111)	-	14,791,401	1.90
Great-West International Value Fund Institutional Class	5,676,494	38,093,173	8,512,237	2,099,521	(632,076)	(7,722,209)	-	36,783,680	4.71
Great-West Invesco Small Cap Value Fund Institutional Class	1,622,511	8,347,212	4,783,022	685,109	(264,100)	(3,131,915)	-	9,313,210	1.19
Great-West Large Cap Growth Fund Institutional Class	2,349,161	23,325,166	3,547,843	4,003,442	(95,721)	(2,431,871)	-	20,437,696	2.62
Great-West Large Cap Value Fund Institutional Class	9,469,612	58,134,998	13,583,616	8,737,374	(2,148,877)	(11,750,640)	-	51,230,600	6.57
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,775,236	8,341,507	4,452,841	594,946	(225,616)	(2,950,423)	-	9,248,979	1.18
Great-West Mid Cap Value Fund Institutional Class	4,818,844	31,148,249	10,271,572	2,597,962	(652,850)	(9,234,155)	-	29,587,704	3.79
Great-West Real Estate Index Fund Institutional Class	6,389,885	43,331,849	12,924,170	3,688,377	(507,194)	(10,266,600)	-	42,301,042	5.42
Great-West Small Cap Growth Fund Institutional Class	916,852	6,603,078	3,176,035	666,297	(159,960)	(1,732,158)	-	7,380,658	0.95
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,838,567	12,483,383	2,779,606	1,095,392	(198,156)	(2,455,923)	-	11,711,674	1.50
					(5,005,364)	(57,816,273)	0	247,122,494	31.67
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	167,657,004	193,651,906	7,106,413	33,808,766	-	-	707,451	167,657,004	21.49
					0	0	707,451	167,657,004	21.49
				Total	$(5,491,471)	$(71,307,309)	$1,819,862	$780,665,436	100.05%

March 31, 2020

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,266,668	$26,558,449	$1,914,054	$5,593,703	$64,072	$(76,120)	$164,557	$22,802,680	5.08%
Great-West Global Bond Fund Institutional Class	3,147,401	35,372,715	2,819,317	10,077,632	(275,627)	(1,046,752)	-	27,067,648	6.03
Great-West High Yield Bond Fund Institutional Class	1,964,961	17,251,435	2,140,111	622,031	(25,377)	(2,263,843)	-	16,505,672	3.68
Great-West Inflation-Protected Securities Fund Institutional Class	1,578,778	17,818,820	1,308,921	3,610,950	(130,081)	(218,429)	-	15,298,362	3.41
Great-West Multi-Sector Bond Fund Institutional Class	3,336,203	35,238,681	2,222,421	4,999,600	(9,547)	(2,635,850)	-	29,825,652	6.65
Great-West Short Duration Bond Fund Institutional Class	1,114,068	4,654,419	8,479,195	2,013,734	(50,048)	(391,404)	72,900	10,728,476	2.39
Great-West U.S. Government Securities Fund Institutional Class	2,214,578	26,558,825	1,967,574	7,178,871	161,229	1,019,705	128,449	22,367,233	4.99
					(265,379)	(5,612,693)	365,906	144,595,723	32.23
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,826,471	12,496,064	4,596,058	478,537	(79,009)	(3,462,997)	-	13,150,588	2.93
Great-West International Growth Fund Institutional Class	1,771,325	14,233,659	2,535,759	523,594	13,575	(2,624,335)	-	13,621,489	3.04
Great-West International Value Fund Institutional Class	5,238,434	35,498,395	7,347,753	989,230	(321,249)	(7,911,866)	-	33,945,052	7.57
Great-West Invesco Small Cap Value Fund Institutional Class	1,500,521	7,721,130	4,375,931	313,228	(132,904)	(3,170,845)	-	8,612,988	1.92
Great-West Large Cap Growth Fund Institutional Class	2,172,847	21,797,858	2,596,828	2,780,025	178,133	(2,710,892)	-	18,903,769	4.21
Great-West Large Cap Value Fund Institutional Class	8,728,593	54,265,585	11,997,326	7,074,714	(1,635,268)	(11,966,507)	-	47,221,690	10.52
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,637,926	7,718,559	4,065,155	277,719	(122,191)	(2,972,398)	-	8,533,597	1.90
Great-West Mid Cap Value Fund Institutional Class	4,465,383	29,005,688	9,197,376	1,470,465	(302,875)	(9,315,147)	-	27,417,452	6.11
Great-West Real Estate Index Fund Institutional Class	3,292,915	22,528,257	6,032,760	1,060,331	(149,351)	(5,701,589)	-	21,799,097	4.86
Great-West Small Cap Growth Fund Institutional Class	856,027	6,171,353	2,880,332	389,574	(81,252)	(1,771,092)	-	6,891,019	1.54
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,697,720	11,608,397	2,286,344	523,130	(48,281)	(2,557,133)	-	10,814,478	2.41
					(2,680,672)	(54,164,801)	0	210,911,219	47.01
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	93,343,138	108,935,685	9,209,999	25,209,345	-	-	406,799	93,343,138	20.81
					0	0	406,799	93,343,138	20.81
				Total	$(2,946,051)	$(59,777,494)	$772,705	$448,850,080	100.05%

March 31, 2020

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	4,927,966	$65,058,726	$1,639,170	$16,708,677	$327,468	$(413,882)	$359,306	$49,575,337	3.64%
Great-West Global Bond Fund Institutional Class	6,845,516	86,631,715	2,322,354	27,887,983	(964,947)	(2,194,650)	-	58,871,436	4.33
Great-West High Yield Bond Fund Institutional Class	4,298,186	42,383,012	2,697,216	3,736,597	(152,513)	(5,238,866)	-	36,104,765	2.65
Great-West Inflation-Protected Securities Fund Institutional Class	3,419,534	43,736,041	1,000,351	11,173,245	(414,474)	(427,865)	-	33,135,282	2.44
Great-West Multi-Sector Bond Fund Institutional Class	7,260,141	86,306,175	1,429,461	17,032,809	(445,938)	(5,797,162)	-	64,905,665	4.77
Great-West Short Duration Bond Fund Institutional Class	2,402,881	11,190,424	19,211,549	6,366,745	(155,645)	(895,488)	158,348	23,139,740	1.70
Great-West U.S. Government Securities Fund Institutional Class	4,797,847	65,058,357	1,744,668	20,838,001	252,378	2,493,230	280,409	48,458,254	3.56
					(1,553,671)	(12,474,683)	798,063	314,190,479	23.09
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	7,621,922	58,560,405	14,107,863	2,468,382	(257,115)	(15,322,049)	-	54,877,837	4.03
Great-West International Growth Fund Institutional Class	7,377,149	66,355,145	4,746,439	2,514,597	203,243	(11,856,710)	-	56,730,277	4.17
Great-West International Value Fund Institutional Class	21,772,337	165,864,382	15,285,474	5,223,341	(1,673,367)	(34,841,769)	-	141,084,746	10.37
Great-West Invesco Small Cap Value Fund Institutional Class	6,219,133	36,102,826	14,921,777	1,385,174	(483,885)	(13,941,608)	-	35,697,821	2.62
Great-West Large Cap Growth Fund Institutional Class	9,016,813	101,561,072	4,503,999	14,303,952	2,149,697	(13,314,840)	-	78,446,279	5.76
Great-West Large Cap Value Fund Institutional Class	36,365,216	253,314,666	28,019,371	30,837,009	(5,983,852)	(53,761,211)	-	196,735,817	14.46
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	6,798,720	36,071,740	13,605,324	1,300,984	(521,788)	(12,954,747)	-	35,421,333	2.60
Great-West Mid Cap Value Fund Institutional Class	18,584,445	135,527,986	26,173,123	6,017,677	(543,972)	(41,574,940)	-	114,108,492	8.39
Great-West Real Estate Index Fund Institutional Class	8,814,405	67,184,271	11,904,960	4,589,670	(550,289)	(16,148,202)	-	58,351,359	4.29
Great-West Small Cap Growth Fund Institutional Class	3,536,913	28,897,774	9,648,179	2,109,814	(152,760)	(7,963,992)	-	28,472,147	2.09
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	7,069,767	54,188,826	5,263,503	3,246,821	(359,396)	(11,171,090)	-	45,034,418	3.31
					(8,173,484)	(232,851,158)	0	844,960,526	62.09
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	202,220,443	267,333,142	7,608,130	73,674,603	-	-	953,774	202,220,443	14.86
					0	0	953,774	202,220,443	14.86
				Total	$(9,727,155)	$(245,325,841)	$1,751,837	$1,361,371,448	100.04%

March 31, 2020

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	1,369,362	$18,820,635	$956,395	$5,887,557	$101,035	$(113,690)	$98,735	$13,775,783	2.44%
Great-West Global Bond Fund Institutional Class	1,903,784	25,009,991	1,260,052	9,343,874	(342,704)	(553,623)	-	16,372,546	2.90
Great-West High Yield Bond Fund Institutional Class	1,193,159	12,191,612	1,057,641	1,860,427	(207,809)	(1,366,293)	-	10,022,533	1.78
Great-West Inflation-Protected Securities Fund Institutional Class	955,337	12,631,453	621,427	3,887,966	(136,228)	(107,699)	-	9,257,215	1.64
Great-West Multi-Sector Bond Fund Institutional Class	2,022,455	24,972,624	1,002,823	6,234,508	(126,205)	(1,660,192)	-	18,080,747	3.21
Great-West Short Duration Bond Fund Institutional Class	1,686,084	16,196,717	6,465,483	5,896,505	(182,866)	(528,707)	109,650	16,236,988	2.88
Great-West U.S. Government Securities Fund Institutional Class	1,337,170	18,818,692	1,007,776	6,931,463	184,955	610,407	77,063	13,505,412	2.40
					(709,822)	(3,719,797)	285,448	97,251,224	17.25
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,877,146	30,861,149	6,753,535	1,440,958	(186,032)	(8,258,271)	-	27,915,455	4.95
Great-West International Growth Fund Institutional Class	3,746,077	35,126,273	1,403,521	1,182,283	126,907	(6,540,177)	-	28,807,334	5.11
Great-West International Value Fund Institutional Class	11,046,518	88,050,254	4,966,156	2,024,046	(591,930)	(19,410,924)	-	71,581,440	12.69
Great-West Invesco Small Cap Value Fund Institutional Class	3,152,668	19,109,876	7,239,691	571,245	(206,783)	(7,682,007)	-	18,096,315	3.21
Great-West Large Cap Growth Fund Institutional Class	4,575,741	53,794,488	517,265	7,224,358	1,037,602	(7,278,447)	-	39,808,948	7.06
Great-West Large Cap Value Fund Institutional Class	18,430,625	134,375,277	10,255,744	14,977,164	(2,762,463)	(29,944,177)	-	99,709,680	17.68
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,445,315	19,113,371	6,534,143	487,211	(171,631)	(7,210,214)	-	17,950,089	3.18
Great-West Mid Cap Value Fund Institutional Class	9,428,446	71,763,384	11,621,531	2,454,877	(49,555)	(23,039,377)	-	57,890,661	10.27
Great-West Real Estate Index Fund Institutional Class	3,149,149	25,203,868	3,504,957	1,408,261	(23,241)	(6,453,199)	-	20,847,365	3.70
Great-West Small Cap Growth Fund Institutional Class	1,794,306	15,342,959	4,386,817	929,994	(125,331)	(4,355,621)	-	14,444,161	2.56
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,585,580	28,749,022	1,671,012	1,300,838	(48,262)	(6,279,054)	-	22,840,142	4.05
					(3,000,719)	(126,451,468)	0	419,891,590	74.46
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	47,027,781	64,162,739	3,658,271	21,021,465	-	-	228,236	47,027,781	8.34
					0	0	228,236	47,027,781	8.34
				Total	$(3,710,541)	$(130,171,265)	$513,684	$564,170,595	100.05%

March 31, 2020

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2020	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,768,918	$42,646,075	$8,647,735	$7,219,140	$(1,383,761)	$(9,738,462)	$-	$34,336,208	6.86%
Great-West International Growth Fund Institutional Class	4,567,260	48,532,961	1,735,251	6,411,695	157,565	(8,734,289)	-	35,122,228	7.02
Great-West International Value Fund Institutional Class	13,547,908	121,104,449	5,855,045	17,646,112	(5,648,989)	(21,522,939)	-	87,790,443	17.55
Great-West Invesco Small Cap Value Fund Institutional Class	3,773,043	26,438,539	7,056,936	1,223,120	(368,981)	(10,615,089)	-	21,657,266	4.33
Great-West Large Cap Growth Fund Institutional Class	5,585,729	74,507,325	509,799	17,092,620	962,350	(9,328,657)	-	48,595,847	9.71
Great-West Large Cap Value Fund Institutional Class	22,481,581	185,040,307	3,835,873	28,443,702	(6,232,511)	(38,807,123)	-	121,625,355	24.31
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,164,087	26,430,667	6,187,186	947,695	(259,103)	(9,975,267)	-	21,694,891	4.33
Great-West Mid Cap Value Fund Institutional Class	11,296,419	98,998,804	7,641,236	5,485,087	(139,927)	(31,794,940)	-	69,360,013	13.86
Great-West Real Estate Index Fund Institutional Class	2,294,780	21,280,516	1,589,712	2,353,567	(34,497)	(5,325,215)	-	15,191,446	3.04
Great-West Small Cap Growth Fund Institutional Class	2,161,552	21,077,082	4,299,794	1,892,470	(119,428)	(6,083,914)	-	17,400,492	3.48
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,360,118	39,717,498	328,236	4,023,754	(378,119)	(8,248,030)	-	27,773,950	5.55
					(13,445,401)	(160,173,925)	0	500,548,139	100.04
				Total	$(13,445,401)	$(160,173,925)	$0	$500,548,139	100.04%

March 31, 2020